FINANCIAL EXPENSE, NET (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL EXPENSE, NET [Abstract]
Schedule of Financial Expense, Net
	Six months ended June 30,
	2012	2011
	Unaudited

Financial (income):
Interest	$-	$(6)
Exchange rate differences, net	(109)	-

	(109)	(6)
Financial expenses:
Interest	97	128
Exchange rate differences, net	-	71
Revaluation of liabilities presented at fair value	329	(146)
Convertible Debt inducement expenses	108	-
Accretion of contingent payment obligation	132	-

	666	53

	$557	$47